Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000123807
Shareholder Report [Line Items]
Fund Name	LSV Small Cap Value Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/small-cap-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Institutional Class Shares	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Small Cap Value Fund, Institutional Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Oct/16	$106,813	$104,243	$108,812
Oct/17	$131,065	$129,240	$135,807
Oct/18	$123,606	$137,765	$135,004
Oct/19	$125,092	$156,349	$139,351
Oct/20	$98,585	$172,215	$119,952
Oct/21	$161,991	$247,816	$197,079
Oct/22	$158,126	$206,882	$175,937
Oct/23	$157,443	$224,219	$158,467
Oct/24	$199,720	$309,098	$208,811
Oct/25	$207,212	$373,429	$229,430

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Small Cap Value Fund, Institutional Class Shares	3.75%	16.02%	7.56%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 558,501,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,788
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	1.6%
Communication Services	2.9%
Utilities	3.1%
Consumer Staples	3.7%
Materials	4.1%
Energy	6.7%
Real Estate	6.8%
Health Care	6.9%
Information Technology	8.6%
Industrials	12.5%
Consumer Discretionary	14.7%
Financials	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jazz Pharmaceuticals	1.2%
Ryder System	1.2%
UGI	1.2%
CNO Financial Group	1.1%
MGIC Investment	1.1%
Exelixis	1.1%
Cirrus Logic	1.0%
Associated Banc-Corp	1.0%
Dropbox, Cl A	1.0%
Zions Bancorp	0.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/small-cap-value-fund/
C000142891
Shareholder Report [Line Items]
Fund Name	LSV Small Cap Value Fund
Class Name	Investor Class Shares
Trading Symbol	LVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Small Cap Value Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/small-cap-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/small-cap-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Small Cap Value Fund, Investor Class Shares	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Small Cap Value Fund, Investor Class Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,649	$10,424	$10,881
Oct/17	$13,033	$12,924	$13,581
Oct/18	$12,264	$13,776	$13,500
Oct/19	$12,374	$15,635	$13,935
Oct/20	$9,726	$17,221	$11,995
Oct/21	$15,953	$24,782	$19,708
Oct/22	$15,524	$20,688	$17,594
Oct/23	$15,421	$22,422	$15,847
Oct/24	$19,503	$30,910	$20,881
Oct/25	$20,186	$37,343	$22,943

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Small Cap Value Fund, Investor Class Shares	3.50%	15.72%	7.28%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 2000 Value Benchmark Index (USD) (TR)Footnote Reference*	9.87%	13.85%	8.66%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 558,501,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 3,788
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	1.6%
Communication Services	2.9%
Utilities	3.1%
Consumer Staples	3.7%
Materials	4.1%
Energy	6.7%
Real Estate	6.8%
Health Care	6.9%
Information Technology	8.6%
Industrials	12.5%
Consumer Discretionary	14.7%
Financials	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jazz Pharmaceuticals	1.2%
Ryder System	1.2%
UGI	1.2%
CNO Financial Group	1.1%
MGIC Investment	1.1%
Exelixis	1.1%
Cirrus Logic	1.0%
Associated Banc-Corp	1.0%
Dropbox, Cl A	1.0%
Zions Bancorp	0.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/small-cap-value-fund/